Submission	Aug. 18, 2025
Submission [Line Items]
Central Index Key	0001048286
Registrant Name	MARRIOTT INTERNATIONAL INC /MD/
Registration File Number	333-277039
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A